RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Shanghai Muliang Industrial Corp. [Member]
Schedule of Related Party Transactions [Table Text Block]

Loans from Related Parties

	During the Year Ended December 31, 2014
Name	Aggregate financial supports received	Aggregate amount Repaid	As of December 31, 2014	Relationship
Shanghai Huhuili Environmental Engineering Co., Ltd.	$4,940,751	$2,102,165	$3,210,780	Major shareholder is the CEO’s relative
Jilin Jiliang Zongbao Biological Technology Co., Ltd.	1,584,045	8,139	1,322,979	One of management team members had actual control over this entity
Shanghai Zhongneng Bio-fertilizer Co., Ltd.	—	651,126	—	The CEO is one of the shareholders
Mr. Lijun Wang	7,937,231	8,344,185	1,881,567	The CEO’s relative
Ms. Hui Song	3,406,209	3,906,596	1,351,005	One of management team members
Ms. Zhiying Yang	—	—	47,243	The CEO’s wife
Ms. Xueying Sheng	—	32,556	—	The CFO
Mr. Yaohui Sheng	—	8,139	—	The CFO’s relative
Mr. Guohua Lin	9,767	7,706	2,063	One of the Company’s shareholders
	$17,878,003	$15,060,612	$7,815,637

	During the Nine Months Ended September 30, 2015
Name	Aggregate financial supports received	Aggregate amount Repaid	As of September 30, 2015	Relationship
Jilin Jiliang Zongbao Biological Technology Co., Ltd.	$8,116	$763,382	$545,849	One of management team members had actual control over this entity
Shanghai Huhuili Environmental Engineering Co., Ltd.	105,509	3,304,771	—	Major shareholder is the CEO’s relative
Shanghai Aoke Chemicals Co., Ltd.	12,321,512	9,655,712	26,504	The Company’s CEO is one of Aoke’s shareholders
Mr. Lirong Wang	20,721,607	17,840,773	1,814,791	The CEO and Chairman of the Company
Mr. Lijun Wang	—	1,874,817	—	The CEO’s brother
Ms. Hui Song	1,237	744,608	584,459	One of management team members
Ms. Zhiying Yang	—	47,073	—	The CEO’s wife
Ms. Xueying Sheng	305,652	234,230	69,250	The CFO
Mr. Jianping Zhang	53,404	—	—	One of the Company’s shareholders
Mr. Guohua Lin	8,581	8,265	2,299	One of the Company’s shareholders
	$33,525,618	$34,473,631	$3,043,152

Loans to Related Parties

	During the Year Ended December 31, 2014
Name	Aggregate amount of loan granted	Aggregate amount collected	As of December 31, 2014	Relationship
Shanghai Aoke Chemicals Co., Ltd.	$6,416,374	$3,112,152	$2,635,013	The Company’s CEO is one of Aoke’s shareholders
Yantai Shangying Taimeng Advertising Co., Ltd.	6,115	—	83,994	One of management team had indirect investment relationship with this entity
Mr. Lirong Wang	5,617,751	5,082,438	1,012,763	The CEO and Chairman of the Company
Mr. Jianping Zhang	20,497	14,191	53,607	One of the Company’s shareholders
	$12,060,737	$8,208,781	$3,785,377

	During the Nine Months Ended September 30, 2015
Name	Aggregate amount of loan granted	Aggregate amount collected	As of September 30, 2015	Relationship
Yantai Shangying Taimeng Advertising Co., Ltd.	$—	$—	$81,147	One of management team had indirect investment relationship with this entity

	$—	$—	$81,147

Sales to Related Parties

	During the Year Ended December 31, 2014
Name	Aggregate amount of sales, including VAT	Aggregate amount of receivables collected	As of December 31, 2014	Relationship
Jilin Jiliang Zongbao Biological Technology Co., Ltd.	$1,293,930	$2,439,924	$288,242	One of management team members had actual control over this entity
Yantai Shangying Taimeng Advertising Co., Ltd.	41,561	41,561	83,860	One of management team had indirect investment relationship with this entity
	$1,335,491	$2,481,485	$372,102

	During the Nine Months Ended September 30, 2015
Name	Aggregate amount of sales, including VAT	Aggregate amount of receivables collected	As of September 30, 2015	Relationship
Jilin Jiliang Zongbao Biological Technology Co., Ltd.	$—	$287,208	$—	One of management team members had actual control over this entity
Yantai Zongbao Tele-Agriculture Service Co., Ltd.	6,813	17,999	70,173	One of management team members had actual control over this entity
Yantai Shangying Taimeng Advertising Co., Ltd.	31,900	—	30,930	One of management team had indirect investment relationship with this entity
	$38,713	$305,207	$101,103

Advances to Related Party Supplier

	During the Year Ended December 31, 2014
Name	Aggregate amount of prepayments	Aggregate amount of goods or services delivered	As of December 31, 2014	Relationship
Yantai Shangying Taimeng Advertising Co., Ltd.	$—	$6,115	$—	One of management team had indirect investment relationship with this entity
Cangzhou Zongbao Fertilizer Co., Ltd.	16,644	342	12,330	One of management team members had direct investment in this entity
	$16,644	$6,457	$12,330

Inventories and Services Purchased from Related Parties

	During the Year Ended December 31, 2014
Name	Aggregate amount of purchase	Aggregate amount of payables paid	As of December 31, 2014	Relationship
Shanghai Aoke Chemicals Co., Ltd.	$5,095	$5,095	$—	The Company’s CEO is one of Aoke’s shareholders
Yantai Shangying Taimeng Advertising Co., Ltd.	1,284,413	2,093,017	1,336,435	One of management team had indirect investment relationship with this entity
	$1,289,509	$2,098,112	$1,336,435

	During the Nine Months Ended September 30, 2015
Name	Aggregate amount of purchase	Aggregate amount of payables paid	As of September 30, 2015	Relationship
Shanghai Aoke Chemicals Co., Ltd.	$6,541	$—	$199,212	The Company’s CEO is one of Aoke’s shareholders
	$6,541	$—	$199,212

Loans from Related Parties

	During the Year Ended December 31, 2013
Name	Aggregate financial supports received	Aggregate amount Repaid	As of December 31, 2013	Relationship
Shanghai Huhuili Environmental Engineering Co., Ltd.	$435,401	$432,860	$371,722	Major shareholder is the CEO’s relative
Shanghai Aoke Chemicals Co., Ltd.	4,882,798	1,356,194	723,925	The CEO is one of the shareholders
Shanghai Zhongneng Bio-fertilizer Co., Ltd.	—	—	654,622	The CEO is one of the shareholders
Mr. Lijun Wang	4,179,872	44,504	4,189,578	The CEO’s relative
Ms. Hui Song	2,155,823	101,769	2,670,386	One of management team members
Ms. Zhiying Yang	—	—	47,460	The CEO’s wife
Ms. Xueying Sheng	146,192	113,884	32,731	The CFO
Mr. Guohua Lin	—	18,673	—	One of the Company’s shareholders
Mr. Yaohui Sheng	—	48,461	—	The CFO’s relative
	$11,856,624	$2,116,345	$8,698,607

	During the Year Ended December 31, 2014
Name	Aggregate financial supports received	Aggregate amount Repaid	As of December 31, 2014	Relationship
Shanghai Huhuili Environmental Engineering Co., Ltd.	$4,940,751	$2,102,165	$3,210,780	Major shareholder is the CEO’s relative
Jilin Jiliang Zongbao Biological Technology Co., Ltd.	1,584,045	8,139	1,322,979	One of management team members had actual control over this entity
Shanghai Zhongneng Bio-fertilizer Co., Ltd.	—	651,126	—	The CEO is one of the shareholders
Mr. Lijun Wang	7,937,231	8,344,185	1,881,567	The CEO’s relative
Ms. Hui Song	3,406,209	3,906,596	1,351,005	One of management team members
Ms. Zhiying Yang	—	—	47,243	The CEO’s wife
Ms. Xueying Sheng	—	32,556	—	The CFO
Mr. Yaohui Sheng	—	8,139	—	The CFO’s relative
Mr. Guohua Lin	9,767	7,706	2,063	One of the Company’s shareholders
	$17,878,003	$15,060,612	$7,815,637

Loans to Related Parties

	During the Year Ended December 31, 2013
Name	Aggregate amount of loan granted	Aggregate amount collected	As of December 31, 2013	Relationship
Jilin Jiliang Zongbao Biological Technology Co., Ltd.	$25,846	$—	$255,302	One of management team members had actual control over this entity
Yantai Shangying Taimeng Advertising Co., Ltd.	328	(89)	78,232	One of management team had indirect investment relationship with this entity
Mr. Lirong Wang	4,823,290	2,244,280	479,234	The CEO and Chairman of the Company
Mr. Jianping Zhang	64,615	17,727	47,513	One of the Company’s shareholders
	$4,914,079	$2,261,918	$860,281

	During the Year Ended December 31, 2014
Name	Aggregate amount of loan granted	Aggregate amount collected	As of December 31, 2014	Relationship
Shanghai Aoke Chemicals Co., Ltd.	$6,416,374	$3,112,152	$2,635,013	The Company’s CEO is one of Aoke’s shareholders
Yantai Shangying Taimeng Advertising Co., Ltd.	6,115	—	83,994	One of management team had indirect investment relationship with this entity
Mr. Lirong Wang	5,617,751	5,082,438	1,012,763	The CEO and Chairman of the Company
Mr. Jianping Zhang	20,497	14,191	53,607	One of the Company’s shareholders
	$12,060,737	$8,208,781	$3,785,377

Sales to Related Parties

	During the Year Ended December 31, 2013
Name	Aggregate amount of sales, including VAT	Aggregate amount of receivables collected	As of December 31, 2013	Relationship
Jilin Jiliang Zongbao Biological Technology Co., Ltd.	$1,681,519	$258,461	$1,441,713	One of management team members had actual control over this entity
Yantai Shangying Taimeng Advertising Co., Ltd.	125,114	41,958	84,245	One of management team had indirect investment relationship with this entity
	$1,806,633	$300,419	$1,525,958

	During the Year Ended December 31, 2014
Name	Aggregate amount of sales, including VAT	Aggregate amount of receivables collected	As of December 31, 2014	Relationship
Jilin Jiliang Zongbao Biological Technology Co., Ltd.	$1,293,930	$2,439,924	$288,242	One of management team members had actual control over this entity
Yantai Shangying Taimeng Advertising Co., Ltd.	41,561	41,561	83,860	One of management team had indirect investment relationship with this entity
	$1,335,491	$2,481,485	$372,102

Advances to Related Party Supplier

	During the Year Ended December 31, 2014
Name	Aggregate amount of prepayments	Aggregate amount of goods or services delivered	As of December 31, 2014	Relationship
Yantai Shangying Taimeng Advertising Co., Ltd.	$—	$6,115	$—	One of management team had indirect investment relationship with this entity
Cangzhou Zongbao Fertilizer Co., Ltd.	16,644	342	12,330	One of management team members had direct investment in this entity
	$16,644	$6,457	$12,330

Inventories and Services Purchased from Related Parties

	During the Year Ended December 31, 2013
Name	Aggregate amount of purchase	Aggregate amount of payables paid	As of December 31, 2013	Relationship
Shanghai Aoke Chemicals Co., Ltd.	$2,734,372	$600,882	$2,155,525	The Company’s CEO is one of Aoke’s shareholders
Cangzhou Zongbao Fertilizer Co., Ltd.	154,343	150,392	4,003	One of management team members had direct investment in this entity
	$2,888,715	$751,274	$2,159,528

	During the Year Ended December 31, 2014
Name	Aggregate amount of purchase	Aggregate amount of payables paid	As of December 31, 2014	Relationship
Shanghai Aoke Chemicals Co., Ltd.	$5,095	$5,095	$—	The Company’s CEO is one of Aoke’s shareholders
Yantai Shangying Taimeng Advertising Co., Ltd.	1,284,413	2,093,017	1,336,435	One of management team had indirect investment relationship with this entity
	$1,289,509	$2,098,112	$1,336,435